Parent Company Only Condensed Financial Information (Details 2) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Net cash used in operating activities	$ 5,931,124	$ 401,107	$ (4,772,610)
Net cash provided by financing activities	125,362	466,782	10,103,240
Effect of exchange rate changes on cash	(178,930)	(147,080)	90,360
Net (decrease) increase in cash	6,050,785	(3,141,551)	4,928,318
Parent Company [Member]
Net cash used in operating activities	(3,586,857)	(3,189,448)	(4,099,305)
Net cash provided by financing activities	200,000	1,472,592	9,341,538
Effect of exchange rate changes on cash	97,179	569	(54,755)
Net (decrease) increase in cash	(3,289,678)	(1,716,287)	5,187,478
Cash and cash equivalents, at the beginning of the year	3,471,191	5,187,478
Cash, cash equivalents at the end of the year	$ 181,513	$ 3,471,191